                           SPDR(R) INDEX SHARES FUNDS

                          Supplement Dated June 1, 2009
                                     to the
               Prospectus Dated January 31, 2009 (as supplemented)

The table appearing on pages 128 and 129 is hereby replaced with the following table:

Creation and Redemption Transaction Fees:

                                                   MAXIMUM ADDITIONAL
                                                 VARIABLE FEE FOR CASH
                                   TRANSACTION         CREATIONS/
FUND                                   FEE*         REDEMPTIONS*,**
----                               -----------   ---------------------
SPDR DJ STOXX 50 ETF............     $ 1,500              0.50%
SPDR DJ EURO STOXX 50 ETF.......     $ 1,500              0.50%
SPDR S&P Emerging Asia Pacific
  ETF...........................     $ 8,000              2.00%
SPDR S&P China ETF..............     $ 1,300              2.00%
SPDR S&P Emerging Markets ETF...     $ 9,000              2.00%
SPDR S&P BRIC 40 ETF............     $   500              2.00%
SPDR S&P Emerging Europe ETF....     $ 3,000              2.00%
SPDR S&P Emerging Latin America
  ETF...........................     $   500              2.00%
SPDR S&P Emerging Middle East &
  Africa ETF....................     $ 1,500              2.00%
SPDR S&P World ex-US ETF........     $ 8,000              0.50%
SPDR S&P International Small Cap
  ETF...........................     $ 5,500              0.50%
SPDR Dow Jones International
  Real Estate ETF...............     $ 3,000              0.50%
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF........     $ 2,000              2.00%
SPDR MSCI ACWI ex-US ETF........     $12,000              1.00%
SPDR Russell/Nomura PRIME Japan
  ETF...........................     $ 5,000              1.00%
SPDR Russell/Nomura Small Cap
  Japan ETF.....................     $ 5,000              1.00%
SPDR S&P International Dividend
  ETF...........................     $ 2,000              0.50%
SPDR S&P International Mid Cap
  ETF...........................     $ 4,000              0.50%
SPDR S&P Emerging Markets Small
  Cap ETF.......................     $ 5,000              2.00%
SPDR Dow Jones Global Real
  Estate ETF....................     $ 3,000              0.50%


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
                                                   MAXIMUM ADDITIONAL
                                                 VARIABLE FEE FOR CASH
                                   TRANSACTION         CREATIONS/
FUND                                   FEE*         REDEMPTIONS*,**
----                               -----------   ---------------------
SPDR S&P International Consumer
  Discretionary Sector ETF......     $ 1,500              0.50%
SPDR S&P International Consumer
  Staples Sector ETF............     $ 1,000              0.50%
SPDR S&P International Energy
  Sector ETF....................     $   600              0.50%
SPDR S&P International Financial
  Sector ETF....................     $ 2,000              0.50%
SPDR S&P International Health
  Care Sector ETF...............     $   600              0.50%
SPDR S&P International
  Industrial Sector ETF.........     $ 2,000              0.50%
SPDR S&P International Materials
  Sector ETF....................     $ 1,500              0.50%
SPDR S&P International
  Technology Sector ETF.........     $ 1,300              0.50%
SPDR S&P International
  Telecommunications Sector
  ETF...........................     $   800              0.50%
SPDR S&P International Utilities
  Sector ETF....................     $ 1,000              0.50%


* From time to time, any Fund may waive all or a portion of its applicable transaction fee(s).

** The variable charge is in addition to the fixed transaction fee and will be applied to each transaction in cash. The maximum additional variable charge is the percentage noted in the table multiplied by the amount of Deposit Cash or Redemption Cash, as applicable. The assessed variable charge may be lower than the respective percentages noted in the table based on actual brokerage and market impact expenses associated with the transaction.


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